Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
13.	LEASES
Leases are classified as operating leases or finance leases in accordance with
ASC 842
.
The Company’s operating leases mainly related to land, office facilities, IDC facilities and vehicles. For leases with terms greater than 12 months,
the Company records the related asset and lease liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate. As of
December 31, 2019, finance leases were insignificant.
As of December 31, 2019, the weighted
average remaining lease term was 6.3 years and weighted average discount rate was 4.45
% for the Group’s operating leases.
Operating lease
cost for the year ended December 31, 2019 w
as
 RMB
2.7 billion (US$382 million), which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2019 w as
RMB434 million (US$62 million). Variable lease cost w
as
immaterial for the year ended December 31, 2019.

For the year ended December 31, 2019, no lease cost for operating or finance leases was capitalized.

Supplemental cash flow information related to operating leases w as
 as follows:

	For the year ended December 31, 2019
	RMB	US$
	(In millions)
Cash payments for operating leases	2,631	378
ROU assets obtained in exchange for operating lease liabilities	3,896	560
Future lease payments under operating leases as of December 31, 2019 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2020	2,350	337
2021	1,705	245
2022	1,307	188
2023	1,080	155
2024	628	90
Thereafter	395	57

Total future lease payments	7,465	1,072
Less: Imputed interest	696	100

Total lease liability balance	6,769	972

As of December 31, 2019, additional operating leases that have not yet commenced were immaterial.